S000000583 [Member] Annual Fund Operating Expenses - BARON GROWTH FUND	Sep. 30, 2025
BARON GROWTH FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.39%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.13%
R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.13%